Consolidated balance sheets - CHF (SFr) SFr in Millions		Jun. 30, 2015		Mar. 31, 2015		Dec. 31, 2014	Jun. 30, 2014
Assets
Cash and due from banks		SFr 104,054		SFr 87,913		SFr 79,349	SFr 66,469
of which reported at fair value		240		406		304	724
Interest-bearing deposits with banks		928		1,117		1,244	1,749
of which reported at fair value		2		0		0	309
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions		137,834		144,859		163,208	165,744
of which reported at fair value		80,636		88,876		104,283	86,586
Securities received as collateral, at fair value		28,851		28,106		26,854	21,611
of which encumbered		27,990		26,658		25,220	16,737
Trading assets, at fair value		205,688		235,564		241,131	235,427
of which encumbered		65,847		75,157		77,583	75,778
Investment securities		3,370		3,052		2,791	3,323
of which reported at fair value		3,370		2,808		2,791	3,323
Other investments		7,391		7,881		8,613	7,709
of which reported at fair value		4,621		5,055		5,654	5,252
Net loans		270,171		270,774		272,551	254,532
of which reported at fair value		19,778		21,914		22,913	19,897
of which encumbered		128		138		192	92
allowance for loan losses		(722)		(767)		(758)	(821)
Premises and equipment		4,429		4,520		4,641	4,811
Goodwill		8,238		8,504		8,644	7,983
Other intangible assets		205		220		249	245
of which reported at fair value		81		67		70	66
Brokerage receivables		48,414		45,383		41,629	56,309
Other assets		59,749		66,497		70,558	64,689
of which reported at fair value		28,144		30,785		32,320	31,273
of which encumbered		272		278		250	439
Assets of discontinued operations held-for-sale		0		0		0	979
Total assets		879,322		904,390		921,462	891,580
Liabilities and equity
Due to banks		30,205		27,262		26,009	26,701
of which reported at fair value		635		575		823	998
Customer deposits		356,453		365,007		369,058	346,296
of which reported at fair value		3,975		3,605		3,261	3,229
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions		58,567		66,140		70,119	88,066
of which reported at fair value		41,920		48,087		54,732	60,529
Obligation to return securities received as collateral, at fair value		28,851		28,106		26,854	21,611
Trading liabilities, at fair value		59,390		69,757		72,655	75,129
Short-term borrowings		26,401		27,577		25,921	29,426
of which reported at fair value		4,256		4,818		3,861	7,132
Long-term debt		182,655		175,678		177,898	143,827
of which reported at fair value		76,517		78,390		81,166	70,217
Brokerage payables		48,039		55,229		56,977	68,842
Other liabilities		45,301		45,349		50,970	48,913
of which reported at fair value		14,176		15,335		16,938	20,009
Liabilities of discontinued operations held-for-sale		0		0		0	742
Total liabilities		835,862		860,105		876,461	849,553
Common shares		65		64		64	64
Additional paid-in capital		25,860		27,589		27,007	26,655
Retained earnings		34,188		33,137		32,083	30,392
Treasury shares, at cost		(151)		(1,008)		(192)	(190)
Accumulated other comprehensive income/(loss)		(17,320)		(16,386)		(15,003)	(15,977)
Total shareholders' equity		42,642		43,396		43,959	40,944
Noncontrolling interests		818		889		1,042	1,083
Total equity		43,460		44,285		45,001	42,027
Total liabilities and equity		SFr 879,322		SFr 904,390		SFr 921,462	SFr 891,580
Additional share information
Par value (in CHF per share)		SFr 0.04		SFr 0.04		SFr 0.04	SFr 0.04
Authorized shares (in shares)	[1]	2,347,168,947		2,299,616,660		2,299,616,660	2,299,616,660
Issued shares (in shares)		1,638,395,346		1,607,168,947		1,607,168,947	1,607,168,947
Treasury shares (in shares)		5,966,908		43,695,094		7,666,658	7,196,146
Common shares outstanding (in shares)		1,632,428,438	[2]	1,563,473,853	[2]	1,599,502,289	1,599,972,801	[2]
Consolidated VIEs
Assets
Cash and due from banks		SFr 1,470		SFr 1,231		SFr 1,493	SFr 916
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions		197		664		660	1,224
Trading assets, at fair value		3,394		3,930		4,261	3,439
Investment securities		925		306		0	59
Other investments		1,904		2,081		2,105	1,928
Net loans		666		242		245	2,008
Premises and equipment		414		435		452	495
Other assets		14,172		15,648		16,134	13,815
Liabilities and equity
Customer deposits		0		2		3	269
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions		3		0		0	0
Trading liabilities, at fair value		28		40		35	16
Short-term borrowings		9,470		9,212		9,384	8,733
Long-term debt		11,972		12,975		13,452	11,857
Other liabilities		1,655		SFr 1,604		1,728	SFr 859
Bank
Assets
Cash and due from banks		102,358				78,000
Interest-bearing deposits with banks		4,159				4,104
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions		138,231				163,208
Securities received as collateral, at fair value		28,851				26,854
Trading assets, at fair value		205,898				241,313
Investment securities		2,965				2,379
Other investments		7,261				8,467
Net loans		253,094				255,928
Premises and equipment		4,230				4,441
Goodwill		7,359				7,766
Other intangible assets		205				249
Brokerage receivables		48,413				41,629
Other assets		59,475				70,511
Total assets		862,499				904,849
Liabilities and equity
Due to banks		30,539				26,506
Customer deposits		345,069				357,569
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions		58,567				70,119
Obligation to return securities received as collateral, at fair value		28,851				26,854
Trading liabilities, at fair value		59,457				72,667
Short-term borrowings		26,401				25,921
Long-term debt		177,429				172,947
Brokerage payables		48,039				56,977
Other liabilities		45,306				50,648
Total liabilities		819,658				860,208
Total shareholders' equity		41,379				42,895
Noncontrolling interests		1,462				1,746
Total equity		42,841				44,641
Total liabilities and equity		SFr 862,499				SFr 904,849

[1]	Includes issued shares and unissued shares (conditional, conversion and authorized capital).
[2]	At par value CHF 0.04 each, fully paid. In addition to the treasury shares, a maximum of 680,000,000 unissued shares (conditional, conversion and authorized capital) were available for issuance without further approval of the shareholders. 498,874,240 of these shares were reserved for capital instruments.